UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:                03/31/05

Check here if Amendment [ ]                              Amendment Number:

Institutional Investment Manager Filing this Report:

Name: Endowment Management, LLC

Address: 1105 North Market Street, 15th Floor Wilmington, DE 19801

Form 13F File Number:  028-11105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Blaine Klusky

Title:            Chief Operating Officer

Phone:            302.472.9080

Signature, Place, and Date of Signing:



/s/ Blaine Klusky                  Wilmington, DE                  May 12, 2005
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     [Signature]                    [City, State]                    [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $286,317,000

List of Other Included Managers:            None

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

           Name of Issuer    Title of Class     CUSIP    Market Value    SH/PRN  SH/PRN Put/  Investment Managers  Sole Shared None
                                                            ($1000)      Amount         Call  Discretion
ABERCROMBIE & FITCH CO        COMMON STOCK    002896207     15,915      278,042    SH            SOLE            278,042
ACTION PERFORMANCE CO         COMMON STOCK    004933107     16,212    1,225,360    SH            SOLE          1,225,360
CLOSURE MEDICAL CORP          COMMON STOCK    189093107     30,911    1,157,732    SH            SOLE          1,157,732
CRAWFORD & CO-CL B            COMMON STOCK    224633107      4,705      657,980    SH            SOLE            657,980
CRAWFORD & CO-CL A            COMMON STOCK    224633206      2,822      401,771    SH            SOLE            401,771
INTL RECTIFIER CORP           COMMON STOCK    460254105     28,114      617,900    SH            SOLE            617,900
IPASS INC                     COMMON STOCK    46261V108      5,134      838,958    SH            SOLE            838,958
KIRKLANDS INC                 COMMON STOCK    497498105     16,945    1,532,056    SH            SOLE          1,532,056
LECG CORP                     COMMON STOCK    523234102     23,440    1,195,937    SH            SOLE          1,195,937
NAUTILUS GROUP INC            COMMON STOCK    63910B102     58,760    2,473,079    SH            SOLE          2,473,079
POWER-ONE INC                 COMMON STOCK    739308104      6,675    1,373,413    SH            SOLE          1,373,413
SANDERS MORRIS HARRIS GROUP   COMMON STOCK    80000Q104     25,018    1,383,729    SH            SOLE          1,383,729
SOMERA COMMUNICATIONS INC     COMMON STOCK    834458101      2,036    1,280,434    SH            SOLE          1,280,434
VISTACARE INC                 COMMON STOCK    92839Y109     49,630    2,440,035    SH            SOLE          2,440,035

                                                                                             No. of Other   0
                                                           286,317                           Managers
